SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2021
SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS
SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS

SCHEDULE II

EVgo Inc. (Successor) and EVgo Services LLC (Predecessor)

VALUATION AND QUALIFYING ACCOUNTS

Years Ended December 31, 2021 and 2020

(in thousands)

	Balance at	Costs	Deductions		Balance at
	Beginning	Charged to	and		End of
(in thousands)	of Period	Expenses	Write-offs	Other[1]	Period
As of December 31, 2021
Allowance for doubtful accounts	$309	$414	$(5)	$—	$718
Allowance for deferred tax asset	—	7,176	—	115,052	122,228
	$309	$7,590	$(5)	$115,052	$122,946
As of December 31, 2020
Allowance for doubtful accounts	$95	$229	$(15)	$—	$309
[1]	Represents an allowance on the deferred tax asset related to the Company’s investment in EVgo OpCo and therefore is an adjustment to equity.